Loss Per Common Share (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Common stock equivalents outstanding	9,750,000	3,000,000	3,000,000	3,000,000
Warrant [Member]
Common stock equivalents outstanding	4,250,000	3,250,000	4,250,000	3,000,000
Preferred Stock [Member]
Common stock equivalents outstanding
Option [Member]
Common stock equivalents outstanding	5,500,000